Share capital - Share-based payment expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share capital [Line Items]
Total share-based payment expenses	$ 21.3	$ 8.5
Share-based payment expenses recognized in operating expenses	(7.6)	(3.1)
Share-based payment expenses	13.7	5.4
Stock option expense
Share capital [Line Items]
Total share-based payment expenses	0.1	0.3
Performance share unit expense
Share capital [Line Items]
Total share-based payment expenses	3.2	1.5
Restricted share unit expense
Share capital [Line Items]
Total share-based payment expenses	12.3	5.0
Deferred share unit expense
Share capital [Line Items]
Total share-based payment expenses	5.5	1.6
Shares issued under First Nations agreements
Share capital [Line Items]
Total share-based payment expenses	$ 0.2	$ 0.1